Provisions - Summary of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government (Details) - 3rd planned period [Member]	Dec. 31, 2025 kT
Disclosure of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government [Line Items]
Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government in Tons Co2 Equivalents	69,237
Period 2021 [Member]
Disclosure of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government [Line Items]
Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government in Tons Co2 Equivalents	15,831
Period 2022 [Member]
Disclosure of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government [Line Items]
Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government in Tons Co2 Equivalents	14,542
Period 2023 [Member]
Disclosure of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government [Line Items]
Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government in Tons Co2 Equivalents	14,575
Period 2024 [Member]
Disclosure of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government [Line Items]
Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government in Tons Co2 Equivalents	12,451
Period 2025 [Member]
Disclosure of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government [Line Items]
Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government in Tons Co2 Equivalents	11,838